PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 10 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2024, and 2023, prepaid expenses and other current assets consist of:

	As of December 31,
	2024	2023
Prepaid expenses	$770,932	$631,221
Deposits	4,756	10,268
Other current assets	10,688	25,184
Total	$786,376	$666,673